                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2000
                                                       -----------------

                 Check here if Amendment [ ]: Amendment Number:
                                                               ---------

                        This Amendment (Check only one):

                        |_| is a restatement
                        |_| adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:             Cliffwood Partners LLC
Address:          11726 San Vicente Blvd. #600
                  Los Angeles, CA  90049


Form 13F File Number: 0
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            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Carl B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:

/s/  Carl B. Tash       11726 San Vicente Blvd. #600        February 14, 2001
--------------------    Los Angeles, CA 90049



Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

Number of Other Included Managers:           0


Form 13F Information Table Entry Total:      17


Form 13F Information Table Value Total:      $159,456.43 (thousands)


List of Other Included Managers:             None





                                       2

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
          NAME OF ISSUER              TITLE OF CLASS     CUSIP              VALUE          # OF SHARES       SOLE
----------------------------------------------------------------------------------------------------------------------
Arden Realty Group Inc.                     com         039793104      $ 18,600,037.50        740,300        sole
BRE Properties                              com         05564E106      $ 13,093,275.00        413,200        sole
Clayton Homes Inc.                          com         184190106      $    763,600.00         66,400        sole
Catellus Development Corp.                  com         149111106      $ 14,397,250.00        822,700        sole
Equity Residential Properties Trust         com         29476L107      $  6,526,875.00        118,000        sole
Federal Realty Investment Trust             com         313747206      $ 11,757,200.00        618,800        sole
Franchise Finance Corp. of America          com         351807102      $  5,744,200.00        246,400        sole
General Growth Properties                   com         370021107      $ 12,358,031.25        341,500        sole
Highwoods Properties Inc.                   com         431284108      $  9,599,262.50        385,900        sole
Home Properties of New York, Inc.           com         437306103      $  8,769,581.25        313,900        sole
Meristar Hospitality                        com         58984Y103      $  8,447,906.25        429,100        sole
Pan Pacific Retail Properties               com         69806L104      $  1,965,731.25         88,100        sole
Post Properties                             com         737464107      $ 13,965,737.50        371,800        sole
Public Storage, Inc.                        com         74460D109      $  8,458,318.75        347,900        sole
Spieker Properties                          com         848497103      $  8,771,875.00        175,000        sole
United Dominion Realty                      com         910197102      $  9,486,887.50        877,400        sole
Vornado Realty Trust                        com         929042109      $  6,750,662.50        176,200        sole
                                                                       ---------------
REPORT SUMMARY                        17 DATA RECORDS                  $159,456,431.25
                                                                       ===============